Loans and borrowings - Terms and conditions of Silver Purchase Agreement (Details) - USD ($) $ in Thousands	Jun. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Fair value of compound embedded derivative			$ 4,001
Financial liability		$ 685,757	868,386	$ 290,151
Silver Purchase Agreement
Loans and borrowings
Total funding available to the Group	$ 75,000
Refined silver to be delivered, as a percentage of payable silver (as a percent)	100.00%
Produced Silver payable (as a percent)	90.00%
Deliveries made towards the Copper Stream		19,598	7,479
Silver Cash Price receivable for one ounce of refined silver delivered (as a percent)	4.00%
Threshold amount of Copper Deposit up to which the difference between the Copper Market Price and the Copper Cash Price will be credited	$ 0
Fair value of compound embedded derivative	0	$ 16,163	$ 3,090
Financial liability	$ 75,000
Effective interest rate (as a percent)		8.57%	8.57%